REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of revision to financial statements

	Year Ended December 31, 2021
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$16,570	$(20)	$16,550
Total costs and expenses	20,580	(20)	20,560
Income (loss) before income taxes	(1,922)	20	(1,903)
Provision for income taxes	397	5	402
Net income (loss)	(2,319)	15	(2,304)
Foreign currency translation adjustments	198	(5)	194
Other comprehensive income (loss), before tax	329	(5)	324
Other comprehensive income (loss), net of tax	296	(4)	292
Total comprehensive income (loss)	(2,023)	11	(2,013)
Basic earnings (loss) per share	$(10.35)	$0.07	$(10.28)
Diluted earnings (loss) per share	$(10.35)	$0.07	$(10.28)

	Year Ended December 31, 2020
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,143	$(5)	$17,137
Total costs and expenses	21,118	(5)	21,112
Income (loss) before income taxes	(1,766)	5	(1,760)
Provision for income taxes	246	1	247
Net income (loss)	(2,011)	4	(2,007)
Foreign currency translation adjustments	125	4	129
Other comprehensive income (loss), before tax	119	4	123
Other comprehensive income (loss), net of tax	121	4	125
Total comprehensive income (loss)	(1,891)	7	(1,883)
Basic earnings (loss) per share	$(8.97)	$0.02	$(8.96)
Diluted earnings (loss) per share	$(8.97)	$0.02	$(8.96)

	Year Ended December 31, 2019
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,682	$(6)	$17,676
Total costs and expenses	20,858	(6)	20,852
Income (loss) before income taxes	(579)	6	(573)
Provision for income taxes	364	1	366
Net income (loss)	(943)	4	(939)
Foreign currency translation adjustments	12	(1)	11
Other comprehensive income (loss), before tax	(45)	(1)	(46)
Other comprehensive income (loss), net of tax	(27)	(1)	(28)
Total comprehensive income (loss)	(970)	3	(967)
Basic earnings (loss) per share	$(4.21)	$0.02	$(4.19)
Diluted earnings (loss) per share	$(4.21)	$0.02	$(4.19)

	At December 31, 2021
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$585	$(87)	$498
Total current liabilities	4,544	(87)	4,457
Other liabilities	501	22	522
Total liabilities	10,511	(65)	10,446
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,218	66	4,284
Accumulated other comprehensive income (loss)	(1,143)	(1)	(1,143)
Total stockholders’ equity before noncontrolling interests	2,700	65	2,765
Total equity	2,702	65	2,767

	At December 31, 2020
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$512	$(72)	$440
Total current liabilities	3,910	(72)	3,838
Other liabilities	282	18	300
Total liabilities	6,274	(54)	6,220
Net Parent investment	5,972	51	6,023
Accumulated other comprehensive income (loss)	(1,100)	4	(1,096)
Total stockholders’ equity before noncontrolling interests	4,873	54	4,927
Total equity	4,931	54	4,985

	At December 31, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,112	$47	$7,159
Accumulated other comprehensive income (loss)	(1,220)	(1)	(1,221)
Total stockholders’ equity before noncontrolling interests	5,892	46	5,938
Total equity	5,948	46	5,994

	At January 1, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,457	$43	$7,499
Total equity	6,315	43	6,358

	At December 31, 2021
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,319)	$15	$(2,304)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	989	5	994
Other assets and other liabilities	842	(20)	822

	At December 31, 2020
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,011)	$4	$(2,007)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	297	1	299
Other assets and other liabilities	(360)	(5)	(365)

	At December 31, 2019
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(943)	$4	$(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	397	2	399
Other assets and other liabilities	(238)	(6)	(244)